Income Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Net operating loss carry forwards	$ 3,266,711
Allowance for doubtful accounts	1,092,957	457,649
Total deferred tax assets	4,359,668	457,649
Valuation allowance	(4,359,668)
Total deferred tax assets, net		$ 457,649